INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Federal net operating losses	$ 600
Deferred tax assets	200			$ 200
Research and development credit receivables	200			200
Deferred tax liabilities	10,416			10,564
Deferred income taxes		$ 7,000
Current year losses	700
Increase (Decrease) in deferred tax liability			$ 1,100
Deferred tax liability	100
Change in exchange rates on the liability	300
Exchange rates losses	400
I O X [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 10,400			$ 10,600